Product Sales quarterly sequential quarterly - Q2 2020 (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Product sales
Product Sales	$ 6,048	$ 6,311	$ 6,250	$ 6,132	$ 5,718	$ 5,465
Actual %, quarter-on-quarter	(4.00%)	1.00%	2.00%	7.00%	5.00%	(5.00%)
CER %, quarter-on-quarter	(2.00%)	1.00%	3.00%	8.00%	5.00%	(6.00%)
Oncology
Product sales
Product Sales	$ 2,609	$ 2,502	$ 2,274	$ 2,334	$ 2,167	$ 1,892
Actual %, quarter-on-quarter	4.00%	10.00%	(3.00%)	8.00%	15.00%	7.00%
CER %, quarter-on-quarter	6.00%	10.00%	(2.00%)	8.00%	15.00%	6.00%
Tagrisso
Product sales
Product Sales	$ 1,034	$ 982	$ 884	$ 891	$ 784	$ 630
Actual %, quarter-on-quarter	5.00%	11.00%	(1.00%)	14.00%	24.00%	6.00%
CER %, quarter-on-quarter	7.00%	11.00%		13.00%	25.00%	6.00%
Imfinzi
Product sales
Product Sales	$ 492	$ 462	$ 424	$ 412	$ 338	$ 295
Actual %, quarter-on-quarter	6.00%	9.00%	3.00%	22.00%	15.00%	13.00%
CER %, quarter-on-quarter	8.00%	9.00%	4.00%	22.00%	15.00%	13.00%
Lynparza
Product sales
Product Sales	$ 419	$ 397	$ 351	$ 327	$ 283	$ 237
Actual %, quarter-on-quarter	5.00%	13.00%	7.00%	16.00%	19.00%	13.00%
CER %, quarter-on-quarter	7.00%	13.00%	8.00%	15.00%	20.00%	13.00%
Calquence
Product sales
Product Sales	$ 107	$ 88	$ 56	$ 44	$ 35	$ 29
Actual %, quarter-on-quarter	21.00%	58.00%	25.00%	27.00%	21.00%	21.00%
CER %, quarter-on-quarter	23.00%	58.00%	25.00%	27.00%	19.00%	23.00%
Koselugo
Product sales
Product Sales	$ 7
Zoladex
Product sales
Product Sales	$ 217	$ 225	$ 196	$ 226	$ 197	$ 194
Actual %, quarter-on-quarter	(3.00%)	15.00%	(14.00%)	15.00%	2.00%	7.00%
CER %, quarter-on-quarter		15.00%	(12.00%)	16.00%	1.00%	6.00%
Faslodex
Product sales
Product Sales	$ 146	$ 166	$ 166	$ 205	$ 267	$ 254
Actual %, quarter-on-quarter	(12.00%)		(20.00%)	(23.00%)	5.00%	(6.00%)
CER %, quarter-on-quarter	(9.00%)		(19.00%)	(23.00%)	6.00%	(6.00%)
Iressa
Product sales
Product Sales	$ 70	$ 77	$ 80	$ 91	$ 118	$ 134
Actual %, quarter-on-quarter	(9.00%)	(3.00%)	(13.00%)	(23.00%)	(12.00%)	20.00%
CER %, quarter-on-quarter	(7.00%)	(4.00%)	(12.00%)	(22.00%)	(11.00%)	18.00%
Arimidex
Product sales
Product Sales	$ 58	$ 50	$ 51	$ 63	$ 60	$ 51
Actual %, quarter-on-quarter	17.00%	(1.00%)	(20.00%)	5.00%	18.00%	11.00%
CER %, quarter-on-quarter	16.00%	(2.00%)	(18.00%)	5.00%	17.00%	10.00%
Casodex
Product sales
Product Sales	$ 47	$ 42	$ 43	$ 52	$ 57	$ 48
Actual %, quarter-on-quarter	14.00%	(2.00%)	(18.00%)	(8.00%)	19.00%	4.00%
CER %, quarter-on-quarter	12.00%	(3.00%)	(17.00%)	(6.00%)	18.00%	3.00%
Oncology, Others
Product sales
Product Sales	$ 12	$ 13	$ 26	$ 20	$ 28	$ 20
Actual %, quarter-on-quarter	(11.00%)	(52.00%)	30.00%	(27.00%)	40.00%	(13.00%)
CER %, quarter-on-quarter	(1.00%)	(52.00%)	26.00%	(22.00%)	29.00%	(14.00%)
BioPharmaceuticals: CVRM
Product sales
Product Sales	$ 1,759	$ 1,701	$ 1,785	$ 1,749	$ 1,658	$ 1,714
Actual %, quarter-on-quarter	3.00%	(5.00%)	2.00%	5.00%	(3.00%)	(2.00%)
CER %, quarter-on-quarter	6.00%	(5.00%)	3.00%	6.00%	(3.00%)	(3.00%)
Farxiga
Product sales
Product Sales	$ 443	$ 405	$ 419	$ 398	$ 377	$ 349
Actual %, quarter-on-quarter	9.00%	(3.00%)	5.00%	5.00%	8.00%	(12.00%)
CER %, quarter-on-quarter	13.00%	(3.00%)	6.00%	5.00%	9.00%	(12.00%)
Brilinta
Product sales
Product Sales	$ 437	$ 408	$ 428	$ 416	$ 389	$ 348
Actual %, quarter-on-quarter	7.00%	(5.00%)	3.00%	7.00%	12.00%	(7.00%)
CER %, quarter-on-quarter	9.00%	(5.00%)	3.00%	8.00%	12.00%	(8.00%)
Onglyza
Product sales
Product Sales	$ 115	$ 141	$ 131	$ 127	$ 116	$ 153
Actual %, quarter-on-quarter	(19.00%)	8.00%	3.00%	9.00%	(24.00%)	3.00%
CER %, quarter-on-quarter	(17.00%)	8.00%	4.00%	11.00%	(24.00%)	3.00%
Bydureon
Product sales
Product Sales	$ 116	$ 100	$ 139	$ 127	$ 141	$ 142
Actual %, quarter-on-quarter	16.00%	(28.00%)	9.00%	(10.00%)	(1.00%)	3.00%
CER %, quarter-on-quarter	17.00%	(28.00%)	10.00%	(10.00%)		3.00%
Byetta
Product sales
Product Sales	$ 15	$ 20	$ 27	$ 28	$ 25	$ 30
Actual %, quarter-on-quarter	(28.00%)	(24.00%)	(2.00%)	10.00%	(17.00%)	(6.00%)
CER %, quarter-on-quarter	(28.00%)	(24.00%)	(4.00%)	13.00%	(16.00%)	(5.00%)
Other diabetes
Product sales
Product Sales	$ 10	$ 13	$ 16	$ 14	$ 11	$ 11
Actual %, quarter-on-quarter	(21.00%)	(22.00%)	17.00%	26.00%		(8.00%)
CER %, quarter-on-quarter	(19.00%)	(22.00%)	17.00%	22.00%	8.00%	(17.00%)
Lokelma
Product sales
Product Sales	$ 17	$ 11	$ 8	$ 4	$ 2
Actual %, quarter-on-quarter	56.00%	42.00%	87.00%
CER %, quarter-on-quarter	58.00%	42.00%	74.00%
Crestor
Product sales
Product Sales	$ 281	$ 301	$ 296	$ 337	$ 310	$ 335
Actual %, quarter-on-quarter	(7.00%)	2.00%	(12.00%)	9.00%	(7.00%)	(5.00%)
CER %, quarter-on-quarter	(4.00%)	1.00%	(11.00%)	9.00%	(7.00%)	(6.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 218	$ 177	$ 190	$ 177	$ 168	$ 225
Actual %, quarter-on-quarter	23.00%	(6.00%)	7.00%	6.00%	(25.00%)	41.00%
CER %, quarter-on-quarter	27.00%	(6.00%)	8.00%	8.00%	(25.00%)	38.00%
Atacand
Product sales
Product Sales	$ 59	$ 66	$ 60	$ 55	$ 56	$ 50
Actual %, quarter-on-quarter	(11.00%)	11.00%	8.00%	(1.00%)	12.00%	(14.00%)
CER %, quarter-on-quarter	(5.00%)	12.00%	9.00%	(1.00%)	14.00%	(15.00%)
CVRM, Others
Product sales
Product Sales	$ 48	$ 59	$ 72	$ 65	$ 63	$ 71
Actual %, quarter-on-quarter	(18.00%)	(21.00%)	13.00%	4.00%	(11.00%)	(3.00%)
CER %, quarter-on-quarter	(16.00%)	(22.00%)	16.00%	2.00%	(8.00%)	(5.00%)
BioPharmaceuticals: Respiratory & Immunology
Product sales
Product Sales	$ 1,117	$ 1,551	$ 1,537	$ 1,319	$ 1,252	$ 1,283
Actual %, quarter-on-quarter	(28.00%)	1.00%	17.00%	5.00%	(2.00%)	(6.00%)
CER %, quarter-on-quarter	(26.00%)	1.00%	17.00%	6.00%	(2.00%)	(6.00%)
Symbicort
Product sales
Product Sales	$ 653	$ 790	$ 712	$ 613	$ 585	$ 585
Actual %, quarter-on-quarter	(17.00%)	11.00%	16.00%	5.00%		(8.00%)
CER %, quarter-on-quarter	(15.00%)	11.00%	17.00%	4.00%	1.00%	(8.00%)
Pulmicort
Product sales
Product Sales	$ 97	$ 380	$ 413	$ 337	$ 333	$ 383
Actual %, quarter-on-quarter	(74.00%)	(8.00%)	22.00%	1.00%	(13.00%)	(2.00%)
CER %, quarter-on-quarter	(73.00%)	(9.00%)	23.00%	3.00%	(13.00%)	(2.00%)
Daliresp/Daxas
Product sales
Product Sales	$ 53	$ 53	$ 58	$ 53	$ 56	$ 48
Actual %, quarter-on-quarter	(1.00%)	(8.00%)	10.00%	(6.00%)	17.00%	(11.00%)
CER %, quarter-on-quarter	(3.00%)	(8.00%)	10.00%	(7.00%)	18.00%	(12.00%)
Fasenra
Product sales
Product Sales	$ 227	$ 199	$ 206	$ 202	$ 167	$ 129
Actual %, quarter-on-quarter	14.00%	(3.00%)	2.00%	21.00%	29.00%	3.00%
CER %, quarter-on-quarter	15.00%	(3.00%)	2.00%	21.00%	30.00%	4.00%
Bevespi
Product sales
Product Sales	$ 10	$ 12	$ 12	$ 10	$ 10	$ 10
Actual %, quarter-on-quarter	(19.00%)	9.00%	8.00%	4.00%
CER %, quarter-on-quarter	(21.00%)	9.00%	5.00%	8.00%	2.00%	(5.00%)
Breztri
Product sales
Product Sales	$ 7	$ 4	$ 1	$ 1
Actual %, quarter-on-quarter	58.00%		(74.00%)
CER %, quarter-on-quarter	64.00%		(73.00%)
Respiratory, Others
Product sales
Product Sales	$ 70	$ 113	$ 135	$ 102	$ 101	$ 128
Actual %, quarter-on-quarter	(38.00%)	(16.00%)	33.00%	1.00%	(21.00%)	(14.00%)
CER %, quarter-on-quarter	(36.00%)	(17.00%)	38.00%	(1.00%)	(23.00%)	(12.00%)
Other medicines
Product sales
Product Sales	$ 563	$ 557	$ 653	$ 731	$ 641	$ 576
Actual %, quarter-on-quarter	1.00%	(15.00%)	(11.00%)	14.00%	11.00%	(35.00%)
CER %, quarter-on-quarter	4.00%	(15.00%)	(10.00%)	14.00%	12.00%	(36.00%)
Nexium
Product sales
Product Sales	$ 377	$ 338	$ 353	$ 374	$ 393	$ 363
Actual %, quarter-on-quarter	12.00%	(4.00%)	(6.00%)	(5.00%)	8.00%	(7.00%)
CER %, quarter-on-quarter	14.00%	(4.00%)	(6.00%)	(4.00%)	8.00%	(8.00%)
Synagis
Product sales
Product Sales	$ 90	$ 85	$ 63	$ 146	$ 96	$ 53
Actual %, quarter-on-quarter	6.00%	35.00%	(57.00%)	52.00%	81.00%	(79.00%)
CER %, quarter-on-quarter	7.00%	35.00%	(57.00%)	53.00%	81.00%	(79.00%)
Losec/Prilosec
Product sales
Product Sales	$ 45	$ 54	$ 46	$ 73	$ 68	$ 76
Actual %, quarter-on-quarter	(15.00%)	18.00%	(38.00%)	8.00%	(11.00%)	27.00%
CER %, quarter-on-quarter	(15.00%)	17.00%	(38.00%)	9.00%	(10.00%)	26.00%
Seroquel XR/IR
Product sales
Product Sales	$ 27	$ 36	$ 40	$ 82	$ 32	$ 37
Actual %, quarter-on-quarter	(26.00%)	(12.00%)	(50.00%)		(14.00%)	(34.00%)
CER %, quarter-on-quarter	(23.00%)	(12.00%)	(49.00%)		(10.00%)	(33.00%)
Other, Others
Product sales
Product Sales	$ 24	$ 44	$ 151	$ 56	$ 52	$ 47
Actual %, quarter-on-quarter	(46.00%)	(71.00%)		8.00%	11.00%	(65.00%)
CER %, quarter-on-quarter	(42.00%)	(70.00%)			11.00%	(64.00%)